Note 10 - Redeemable Non-controlling Interests - Reconciliation of the Beginning and Ending NCI Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance	$ 117,708	$ 102,352
Non-controlling interest share of earnings	11,180	8,228
Non-controlling interest redemption increment (note 10)	13,235	15,367
Distributions paid to RNCI	(6,913)	(4,504)
Purchases of interests from RNCI, net	(3,890)	(6,939)
RNCI recognized on business acquisitions	19,889	3,360
Other	376	(156)
Balance	$ 151,585	$ 117,708